Other Receivables	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Other Receivables	Note 4– Other Receivables
	As of December 31,
	2024	2023
	(in thousands)
Prepaid expenses	$463	$315
Government institutions	76	47
Other receivables	133	118
	$672	$480